Filed Pursuant to Rule 497(e)
Registration No.: 333-32798

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(the “Fund”)

Supplement dated March 10, 2014 to the Prospectus

dated April 30, 2013, as supplemented and amended to date

Effective March 1, 2014, on page 2 of the Prospectus, under the heading “Fees and Expenses of the Fund,” the second sentence of the third footnote to the table is hereby deleted and replaced with the following:

“For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.”

In addition, effective upon the close of business on December 31, 2013, SunAmerica Asset Management Corp. was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC. Accordingly, all references to SunAmerica Asset Management Corp. in the Fund’s Prospectus are hereby replaced with SunAmerica Asset Management, LLC.

In addition, effective February 28, 2014, SunAmerica Capital Services, Inc. (“SACS”) changed its name to AIG Capital Services, Inc. (“ACS”). Accordingly, all references to SunAmerica Capital Services, Inc. and SACS in the Fund’s Prospectus are hereby replaced with AIG Capital Services, Inc. and ACS, respectively.

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_SFPRO_4-13

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(the “Fund”)

Supplement dated March 10, 2014 to the Statement of Additional

Information dated April 30, 2013, as supplemented and amended to date

Effective March 1, 2014, on page 29 of the Statement of Additional Information, the second sentence of the third paragraph under the heading “Advisory Fees” is hereby deleted and replaced with the following:

“For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses, as determined under generally accepted accounting principles, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business.”

In addition, effective upon the close of business on December 31, 2013, SunAmerica Asset Management Corp. was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC. Accordingly, all references to SunAmerica Asset Management Corp. in the Fund’s Statement of Additional Information are hereby replaced with SunAmerica Asset Management, LLC.

In addition, effective February 28, 2014, SunAmerica Capital Services, Inc. (“SACS”) changed its name to AIG Capital Services, Inc. (“ACS”). Accordingly, all references to SunAmerica Capital Services, Inc. and SACS in the Fund’s Statement of Additional Information are hereby replaced with AIG Capital Services, Inc. and ACS, respectively.

Capitalized terms used herein but not defined have the meanings assigned to them in Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_SFPRO_4-13